Credit Risk	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Credit Risk

NOTE 31:  CREDIT RISK

Concentration of credit risk exists where a number of borrowers or counterparties are engaged in similar activities, are located in the same geographic area or have comparable economic characteristics. Their ability to meet contractual obligations may be similarly affected by changing economic, political or other conditions. The Bank's portfolio could be sensitive to changing conditions in particular geographic regions.

Concentration of Credit Risk

(millions of Canadian dollars,	As at
except as noted)	Loans and customers' liability under acceptances[1,2]		Credit Instruments[3,4]		Derivative financial instruments[5,6]
	October 31 2018	October 31 2017	October 31 2018	October 31 2017	October 31 2018	October 31 2017
Canada[7]	67%	66%	40%	42%	24%	29%
United States[8]	32	33	57	55	31	26
United Kingdom	–	–	1	1	15	17
Europe – other	–	–	1	1	24	21
Other international	1	1	1	1	6	7
Total	100%	100%	100%	100%	100%	100%
	$666,405	$629,888	$210,804	$181,200	$55,615	$53,645

[1]

Of the total loans and customers' liability under acceptances, the only industry segment which equalled or exceeded 5% of the total concentration as at October 31, 2018, was: real estate 9% (October 31, 2017 – 10%).

[2]	Includes loans that are measured at fair value through other comprehensive income.
[3]

As at October 31, 2018, the Bank had commitments and contingent liability contracts in the amount of $211 billion (October 31, 2017 – $181 billion). Included are commitments to extend credit totalling $184 billion (October 31, 2017 – $157 billion), of which the credit risk is dispersed as detailed in the table above.

[4]

Of the commitments to extend credit, industry segments which equalled or exceeded 5% of the total concentration were as follows as at October 31, 2018: financial institutions 19% (October 31, 2017 – 19%); pipelines, oil and gas 10% (October 31, 2017 – 10%); power and utilities 9% (October 31, 2017 – 10%); automotive 9% (October 31, 2017 – 7%); telecommunications, cable, and media 7% (October 31, 2017 – 6%); sundry manufacturing and wholesale 7% (October 31, 2017 – 7%); professional and other services 6% (October 31, 2017 – 6%); non-residential real estate development 5% (October 31, 2017 – 5%); government, public sector entities, and education 5% (October 31, 2017 – 5%).

[5]

As at October 31, 2018, the current replacement cost of derivative financial instruments amounted to $56 billion (October 31, 2017 – $54 billion). Based on the location of the ultimate counterparty, the credit risk was allocated as detailed in the table above. The table excludes the fair value of exchange traded derivatives.

[6]

The largest concentration by counterparty type was with financial institutions (including non-banking financial institutions), which accounted for 68% of the total as at October 31, 2018 (October 31, 2017 – 75%). The second largest concentration was with governments, which accounted for 26% of the total as at October 31, 2018 (October 31, 2017 – 20%). No other industry segment exceeded 5% of the total.

[7]

Debt securities classified as loans were 0.4% as at October 31, 2017, of the total loans and customers' liability under acceptances. Debt securities classified as loans are reclassified as Debt securities at amortized cost under IFRS 9.

[8]

Debt securities classified as loans were 0.1% as at October 31, 2017, of the total loans and customers' liability under acceptances. Debt securities classified as loans are reclassified as Debt securities at amortized cost under IFRS 9.

The following table presents the maximum exposure to credit risk of financial instruments, before taking account of any collateral held or other credit enhancements.

Gross Maximum Credit Risk Exposure

(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
Cash and due from banks	$4,735	$3,971
Interest-bearing deposits with banks	30,720	51,185
Securities[1]
Financial assets designated at fair value through profit or loss
Government and government-insured securities	1,397	2,119
Other debt securities	2,221	1,913
Trading
Government and government-insured securities	47,085	40,012
Other debt securities	20,106	13,358
Retained interest	25	32
Non-trading securities at fair value through profit or loss
Government and government-insured securities	–	n/a
Other debt securities	2,340	n/a
Securities at fair value through other comprehensive income
Government and government-insured securities	94,733	n/a
Other debt securities	30,948	n/a
Available-for-sale
Government and government-insured securities	n/a	102,361
Other debt securities	n/a	41,763
Debt securities at amortized cost
Government and government-insured securities	60,535	n/a
Other debt securities	46,636	n/a
Held-to-maturity
Government and government-insured securities	n/a	45,623
Other debt securities	n/a	25,740
Securities purchased under reverse purchase agreements	127,379	134,429
Derivatives[2]	101,525	70,120
Loans
Residential mortgages	225,081	221,990
Consumer instalment and other personal	170,976	156,293
Credit card	34,015	31,743
Business and government	216,321	199,503
Debt securities classified as loans	n/a	3,062
Trading loans	10,990	11,235
Non-trading loans at fair value through profit or loss	1,336	n/a
Loans at fair value through other comprehensive income	2,745	n/a
Customers' liability under acceptances	17,267	17,297
Amounts receivable from brokers, dealers, and clients	26,940	29,971
Other assets	5,886	4,556
Total assets	1,281,942	1,208,276
Credit instruments[3]	210,804	181,200
Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines	301,752	290,123
Total credit exposure	$1,794,498	$1,679,599

[1]	Excludes equity securities.
[2]

The gross maximum credit exposure for derivatives is based on the credit equivalent amount less the impact of certain master netting arrangements. The amounts exclude exchange traded derivatives and non-trading credit derivatives. Refer to Note 11 for further details.

[3]

The balance represents the maximum amount of additional funds that the Bank could be obligated to extend should the contracts be fully utilized. The actual maximum exposure may differ from the amount reported above. Refer to Note 27 for further details.